Fair Value Measurements - Summary of Significant Unobservable Inputs (Detail) - Discounted Cash Flows [Member] - Guarantees [Member] - Customer	Dec. 31, 2021	Dec. 31, 2020
Discount Rates [Member] | Weighted Average [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unobservable Input, rates	6.04	6.04
Expected Delinquency Rates [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unobservable Input, rates	18.77	22.57
Expected Delinquency Rates [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unobservable Input, rates	19.70	23.03